                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:   September 30, 2007
                                              ------------------------



Check here if Amendment                              Amendment Number:
                                              -----                   ------
This Amendment (Check only one.):                    is a restatement
                                              -----
                                                     adds new holdings entries.
                                              -----

Institutional Investment Manager Filing this Report:

Name:     BP Capital Management, L.P.
          ----------------------------
Address:  260 Preston Commons West
          ----------------------------
          8117 Preston Road
          ----------------------------
          Dallas, Texas 75225
          ----------------------------

Form 13F File Number:    28-10378
                         -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert L. Stillwell
          ----------------------------
Title:    Managing Director
          ----------------------------
Phone:    (214) 265-4165
          ----------------------------

Signature, Place, and Date of Signing:

   /s/ Robert L. Stillwell          Dallas, TX          November 14, 2007
-----------------------------     --------------     -----------------------
         (Signature)              (City, State)              (Date)

Report Type ( Check only one.):

 X  13F HOLDINGS REPORT.   (Check here if all holdings of this reporting manager
--- are reported in this report.)

    13F NOTICE. (Check here if no holdings reported are in this report, and all --- holdings are reported by other reporting manager(s).)

    13F COMBINATION REPORT. (Check here if a portion of the holdings for this --- reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                            ----------------
Form 13F Information Table Entry Total:            21
                                            ----------------
Form 13F Information Table Value Total:         1,304,392   (thousands)
                                            ----------------



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                           FORM 13F INFORMATION TABLE


  COLUMN 1            COLUMN 2       COLUMN 3     COLUMN 4            COLUMN 5            COLUMN 6   COLUMN 7       COLUMN 8
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                      TITLE OF                     VALUE     SHRS OR                     INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER         CLASS         CUSIP        (X1000)    PRN AMT   SH/PRN  PUT/CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ABB Ltd.              SPONSORED ADR  000375-20-4     68502  2,611,596    SH       N/A       SOLE        0        0   2,611,596    0
ANADARKO
 PETROLEUM CORP       COM            032511-10-7     12544    233,371    SH       N/A       SOLE        0        0     233,371    0
CHEVRON CORP          COM            166764-10-0     89689    958,424    SH       N/A       SOLE        0        0     958,424    0
DENBURY
 RESOURCES INC NEW    COM NEW        247916-20-8     73217  1,638,331    SH       N/A       SOLE        0        0   1,638,331    0
DRESSER RAND
 GROUP INC            COM            261608-10-3     34699    812,434    SH       N/A       SOLE        0        0     812,434    0
EXXON MOBIL CORP      COM            30231G-10-2    151824  1,640,276    SH       N/A       SOLE        0        0   1,640,276    0
FLUOR CORP NEW        COM            343412-10-2     53578    372,122    SH       N/A       SOLE        0        0     372,122    0
FOSTER WHEELER LTD    SHS NEW        G36535-13-9     39563    301,360    SH       N/A       SOLE        0        0     301,360    0
GLOBALSANTAFE CORP    SHS            G3930E-10-1     52235    687,122    SH       N/A       SOLE        0        0     687,122    0
GREENBRIER
 COMPANIES INC        COM            393657-10-1     14941    559,382    SH       N/A       SOLE        0        0     559,382    0
INTEROIL CORP         COM            460951-10-6     29829    943,964    SH       N/A       SOLE        0        0     943,964    0
JACOBS ENGR
 GROUP INC            COM            469814-10-7     66184    875,687    SH       N/A       SOLE        0        0     875,687    0
KBR INC               COM            48242W-10-6     23362    602,582    SH       N/A       SOLE        0        0     602,582    0
OCCIDENTAL
 PETROLEUM CORP       COM            674599-10-5     96320  1,503,115    SH       N/A       SOLE        0        0   1,503,115    0
SCHLUMBERGER LTD      COM            806857-10-8     81965    780,615    SH       N/A       SOLE        0        0     780,615    0
SHAW GROUP INC        COM            820280-10-5     54471    937,532    SH       N/A       SOLE        0        0     937,532    0
SUNCOR ENERGY INC     COM            867229-10-6    170423  1,797,523    SH       N/A       SOLE        0        0   1,797,523    0
TALISMAN ENERGY INC   COM            87425E-10-3     40075  2,034,259    SH       N/A       SOLE        0        0   2,034,259    0
TITANIUM METALS CORP  COM NEW        888339-20-7     35672  1,062,926    SH       N/A       SOLE        0        0   1,062,926    0
TRANSOCEAN INC        ORD            G90078-10-9    102608    907,631    SH       N/A       SOLE        0        0     907,631    0
WEATHERFORD
 INTERNATIONAL LT     COM            G95089-10-1     12691    188,911    SH       N/A       SOLE        0        0      188911    0
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